SIGNIFICANT ACCOUNTING POLICIES (Details 4) (Sapiens [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Sapiens [Member]
Contractual life	6 years	6 years	6 years
Expected exercise factor (weighted average)	2.8	2.5	2.5
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	60.00%	70.00%	66.00%
Risk-free interest rate - Minimum	0.20%	0.10%	2.30%
Risk-free interest rate - Maximum	1.00%	1.20%	2.80%